SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF PROFIT AND LOSS (Schedule of Revenues Based of Customers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Total Revenue	$ 127,187	$ 114,469	$ 102,825
US [Member]
Disclosure of geographical areas [line items]
Total Revenue	84,572	75,331	60,405
Israel [Member]
Disclosure of geographical areas [line items]
Total Revenue	31,959	28,093	26,355
Europe [Member]
Disclosure of geographical areas [line items]
Total Revenue	4,701	3,594	5,348
Latin America [Member]
Disclosure of geographical areas [line items]
Total Revenue	3,792	3,994	5,248
Asia [Member]
Disclosure of geographical areas [line items]
Total Revenue	2,067	3,336	4,979
Others [Member]
Disclosure of geographical areas [line items]
Total Revenue	$ 96	$ 121	$ 490